Consolidated Balance Sheets Parentheticals (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock, no par value	$ 0	$ 0
Common Stock, shares issued	103,660,905	103,660,905
Common Stock, shares outstanding	103,660,905	103,660,905